BALANCE SHEET INCEPTION - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	May 18, 2021
Current assets:
Cash	$ 177,681			$ 526,625
Prepaid expenses	50,371			280,057
Total current assets	228,052			806,682
Investments held in Trust Account	65,573,383			65,000,484
Total Assets	65,801,435			65,807,166
Current liabilities:
Franchise tax payable	196,434			124,434
Total current liabilities	631,748			124,434
Total Liabilities	631,748			124,434
Common stock subject to possible redemption, 6,500,000 shares at conversion value of $10.00 per share	65,523,383			65,000,000
Stockholders’ Equity:
Preferred stock, $0.00001 par value; 100,000,000 shares authorized; none issued and outstanding	0			0
Common stock, $0.00001 par value; 300,000,000 shares authorized; 1,625,000 issued and outstanding as of December 31, 2021 (excluding 6,500,000 shares subject to possible redemption)	16			16
Additional paid-in capital	394,219			827,553
Accumulated deficit	(747,931)			(144,837)
Total Stockholders' Equity (Deficit)	(353,696)	$ (32,582)	$ 460,069	682,732	$ 24,279	$ 24,603
Total Liabilities, Equity, and Stockholders' Equity (Deficit)	$ 65,801,435			$ 65,807,166